Schedule of authorized shares (Details) (Parenthetical) - Mar. 31, 2022	$ / shares	₨ / shares
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001	₨ 0.006
Ordinary Shares Class A [Member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	0.0001	0.006
Ordinary Shares Class F [Member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	0.0001	0.006
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001	₨ 0.006